Derivatives Measured at Fair Value and Disclosed by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Assets	$ 7,512	$ 32,989
Liability	31,420	39,486
Designated as Hedging Instrument | Fuel Swaps | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		5,079	5,484
Assets	515	5,955
Liability	426	876
Designated as Hedging Instrument | Fuel Swaps | Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		3,581
Assets		3,969
Liability		388
Designated as Hedging Instrument | Fuel Swaps | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(16)
Assets	1,514	188
Liability	4,548	204
Designated as Hedging Instrument | Fuel Swaps | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		349	(440)
Assets	589	391
Liability	5,075	42
Designated as Hedging Instrument | Fuel Collars | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		1,085	4,377
Assets	111	1,615
Liability	30	530
Designated as Hedging Instrument | Fuel Collars | Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value			740
Designated as Hedging Instrument | Fuel Collars | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(18)
Assets	385	51
Liability	391	69
Designated as Hedging Instrument | Fuel Collars | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		678
Assets	406	1,908
Liability	533	1,230
Designated as Hedging Instrument | Foreign Currency Option | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(20,267)
Liability	19,949	20,267
Designated as Hedging Instrument | Foreign Currency Option | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(16,443)	(15,927)
Liability		16,443
Designated as Hedging Instrument | Foreign Currency Forward Contract | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		11,685
Assets		11,685
Designated as Hedging Instrument | Foreign Currency Collar | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Assets	6,886
Liability	1,009
Designated as Hedging Instrument | Foreign Currency Collar | Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		8,152
Assets		9,765
Liability		1,613
Not Designated as Hedging Instrument | Fuel Options | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(304)
Liability	30	304
Not Designated as Hedging Instrument | Fuel Options | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value			(1,278)
Liability	391
Not Designated as Hedging Instrument | Fuel Options | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(1,231)	(1,670)
Liability	$ 533	$ 1,231